UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2012
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		   Chief Operating Officer

               	--------------------------
Phone:		        212-909-1650
                --------------------------

Signature,		         Place,			  and Date of Signing
William J. Vernon 		New York, NY		    August 9, 2012

Report Type	[X]	13F HOLDINGS REPORT
		[  ]	13F NOTICE
		[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              	  0
						          ----------
Form 13F Information Table Entry Total                       	 30
						          ----------
Form 13F Information Table Value Total	              	   $104,857
						          ----------
						         (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/	PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN 	CALL DSCRETN Managers SOLE    SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- 	---- ------- -------- ------- ------ ----
Air Lease Corp.		       CL A	      00912X302     2248   115,914  SH		SOLE 	NONE  115,914 	0	0
Aerovironment Inc.	       COM	      008073108      121     4,600  SH		SOLE 	NONE	4,600 	0	0
Basic Energy Svcs Inc New      COM	      06985P100      875    84,800  SH		SOLE 	NONE   84,800 	0	0
Baker Hughes Inc.	       COM	      057224107     2861    69,600  SH		SOLE 	NONE   69,600 	0	0
Rockwell Collins Inc	       COM	      774341101	    4792    97,100  SH		SOLE 	NONE   97,100 	0	0
CSX Corp.	               COM	      126408103	    4226   189,000  SH		SOLE 	NONE  189,000 	0	0
Ebay Inc.	               COM	      278642103	    5024   119,600  SH		SOLE 	NONE  119,600 	0	0
Eaton Corp	               COM	      278058102	    3634    91,700  SH		SOLE 	NONE   91,700 	0	0
Ford Motor Co. Del	       COM PAR $0.01  345370860	    4626   482,400  SH		SOLE 	NONE  482,400 	0	0
Fidelity National Financial    CL A	      31620R105     6539   339,500  SH		SOLE 	NONE  339,500 	0	0
General Motors Co.	       COM	      37045V100     2934   148,800  SH		SOLE 	NONE  148,800 	0	0
ITT Corp. New	               COM NEW	      450911201	    3238   184,000  SH		SOLE 	NONE  184,000 	0	0
Johnson & Johnson	       COM	      478160104	    7384   109,300  SH		SOLE 	NONE  109,300 	0	0
JPMorgan Chase & Co.	       COM	      46625H100     2580    72,200  SH		SOLE 	NONE   72,200 	0	0
Lender Processing Svcs Inc.    COM	      52602E102     1163    46,000  SH		SOLE 	NONE   46,000 	0	0
NCI Inc. 	               CL A	      62886K104      280    69,000  SH		SOLE 	NONE   69,000 	0	0
Nuance Communications Inc      COM	      67020Y100     3049   128,000  SH		SOLE 	NONE  128,000 	0	0
Orbotech Ltd.	               ORD	      M75253100      681    89,374  SH		SOLE 	NONE   89,374 	0	0
Paccar Inc	               COM	      693718108	    3070    78,330  SH		SOLE 	NONE   78,330 	0	0
Pentair Inc.	               COM	      709631105	    4211   110,000  SH		SOLE 	NONE  110,000 	0	0
Post Hldgs Inc	               COM	      737446104	     603    19,613  SH		SOLE 	NONE   19,613 	0	0
Ralcorp Hldgs Inc. New	       COM	      751028101	    4492    67,300  SH		SOLE 	NONE   67,300 	0	0
Spirit Aerosystems Hldgs Inc.  COM CL A	      848574109	    1096    46,000  SH		SOLE 	NONE   46,000 	0	0
Tempur Pedic Intl, Inc.	       COM	      88023U101     3204   137,000  SH		SOLE 	NONE  137,000 	0	0
Time Warner, Inc.	       COM NEW	      887317303	    4736   123,000  SH		SOLE 	NONE  123,000 	0	0
Tyco International Ltd.	       SHS	      H89128104     6580   124,500  SH		SOLE 	NONE  124,500 	0	0
Ultra Clean Hldgs, Inc.	       COM	      90385V107      655   101,928  SH		SOLE 	NONE  101,928 	0	0
Verint Sys Inc.	               COM	      92343X100     8359   283,265  SH		SOLE 	NONE  283,265 	0	0
Exelis Inc.		       COM	      30162A108     8342   846,000  SH		SOLE 	NONE  846,000 	0	0
Xylem Inc.		       COM	      98419M100     3254   129,300  SH		SOLE 	NONE  129,300 	0	0